CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (121,559)	$ (83,217)	$ (61,422)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	108	12	0
Amortization of licenses	120	119	119
Amortization of premium on investments, net	499	170	18
Non-cash interest expense for line of credit with Ionis Pharmaceuticals, Inc.	1,731	0	0
Non-cash sublicensing expense	33,394	0	0
Stock-based compensation expense	17,539	10,149	6,496
Changes in operating assets and liabilities:
Contracts receivable	(5,413)	0	0
Other current and long-term assets	(1,761)	64	(286)
Accounts payable	1,905	(54)	239
Payable to Ionis Pharmaceuticals, Inc.	(43,385)	15,157	9,198
Accrued compensation	1,578	1,582	923
Deferred rent	(15)	20	35
Accrued liabilities	6,587	637	405
Income taxes payable	1,789	0	0
Deferred revenue	70,693	0	0
Net cash used in operating activities	(36,190)	(55,361)	(44,275)
Investing activities:
Purchases of short-term investments	(301,377)	(16,638)	(35,975)
Proceeds from sale of short-term investments	98,778	51,464	960
Purchases of property, plant and equipment	(9)	(179)	(10)
Net cash (used in) provided by investing activities	(202,608)	34,647	(35,025)
Financing activities:
Proceeds from issuance of Series A convertible preferred stock to Ionis Pharmaceuticals, Inc.	0	0	100,000
Capital contribution from Ionis Pharmaceuticals, Inc.	0	0	8,689
Proceeds from issuance of common stock, net of underwriters' discounts	135,438	0	0
Proceeds from sale of common stock to Novartis in private placement	50,000	0	0
Proceeds from line of credit from Ionis Pharmaceuticals, Inc.	106,000	0	0
Offering costs paid	(2,037)	(818)	0
Net cash provided by (used in) financing activities	289,401	(818)	108,689
Effect of exchange rates on cash	(93)	0	0
Net increase (decrease) in cash and cash equivalents	50,510	(21,532)	29,389
Cash and cash equivalents at beginning of period	7,857	29,389	0
Cash and cash equivalents at end of period	58,367	7,857	29,389
Supplemental disclosures of non-cash financing activities:
Unpaid deferred offering costs	0	291	0
Conversion of preferred stock to common stock upon initial public offering	100,000	0	0
Conversion of line of credit from Ionis Pharmaceuticals, Inc. into common stock	$ 107,731	$ 0	$ 0